Business and Summary of Significant Accounting Policies (Details 2) (USD $)	9 Months Ended
Sep. 30, 2014
Business and Summary of Significant Accounting Policies [Abstract]
Balance at December 31, 2013
Fair value of embedded conversion derivative liability at issuance	341,897
Unrealized derivative loss included in other expense	863,279
Balance at September 30, 2014	$ 1,205,176